1259189

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 30549

[redacted]

05048324

SEC MAIL PROCESSING SECTION RECEIVED APR 1 2005 213

OMB APPROVAL

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
RNC Gold Inc.

File Under (Check box(es) that apply) ___ Rule 504 ___ Rule 505 _X_ Rule 506 ___ Section 4(6) ___ ULOE
Type of Filing: _X_ New Filing ___ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
RNC Gold Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada	**(416) 365-9777**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (If different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business: **Mining.**

Type of Business Organization
_X_ corporation ___ limited partnership, already formed ___ other (please specify) limited liability company
___ business trust ___ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 5 Year 94 _X_ Actual ___ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State CN for Canada; FN for other foreign jurisdiction) CN

PROCESSED
APR 05 2005
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6)

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered of certified mail to that address.

Where to File, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures,

Information Required. A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee. There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption, Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers

Check box(es) that Apply: __ Promoter __ Beneficial Owner _X_ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual) **Lough, Thomas W.**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter _X_ Beneficial Owner _X_ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual) **Martin, J. Randall**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual) **Roberts, Paul C.M.**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual) **Coe, Leslie**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual **Beach, Wayne G.**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual) **Hopmeyer, Harry**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer _X_ Director __ General and/or Managing Partner

Full Name (Last name first, if individual)**Mann, Tim L.**

Business or Residence Address (Number and Street, City, State, Zip Code)
8 King Street East, Suite 208, Toronto, Ontario M5C 1B5 Canada

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer __ Director __ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check box(es) that Apply: __ Promoter __ Beneficial Owner __ Executive Officer __ Director __ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE	___	X
2.	What is the minimum investment that will be accepted from any individual?	$1,000	
3.	Does the offering permit joint ownership of a single unit?	X	___

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Canaccord Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
320 Bay Street, Suite 1210, Toronto, Ontario M5H 4A6 Canada

Name of Associated Broker or Dealer
Canaccord Capital Corporation (USA), Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchase
(Check "All States" or check individual States). . . . . ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[~~FL~~]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[~~TX~~]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Jennings Capital Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
10 King Street East, Suite 1500, Toronto, Ontario, M5C 1C3

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchases NONE
(Check "All States" or check individual States). . . . . ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchases
(Check "All States" or check individual States). . . . . ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "O" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify)(Units of Common Stock and Common Stock Warrants)	$ 174,752*	$ 174,752*
Total	$ 174,752*	$ 174,752*

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amount of their purchases. For offerings under 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero.

	Number Investors	Aggregate Dollar Amount of purchases
Accredited Investors	2	$ 174,752*
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

NOT APPLICABLE

Type of Security		Type of Security	Dollar Amount Sold
Rule 505	$		$
Regulation A	$		$
Rule 504	$		$
Total	$		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	■	$ 4,000*
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finder's fees separately)	■	$ 12,233* **
Other expenses (identify)	☐	$
Total	■	$ 16,233*

* Information relates only to the US portion of the offering. The rest of the offering is exempt pursuant to Regulation S under the Securities Act of 1933. All dollar amounts were converted into U.S. dollars using the noon foreign exchange rate published by the Federal Reserve Bank of New York as of the closing date ($1.00 U.S. = $1.2017CDN).

** In addition to cash commissions, the agents received 18 month brokers' warrants to purchase shares equal to 7% of the Units sold at the same exercise price as the warrants contained in the Units sold to the investors.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$ 158,519***

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	☐ $	■ $
Purchase of real estate	☐ $	■ $
Purchase, rental or leasing and installation of machinery and equipment.	☐ $	■ $
Construction or leasing of plant buildings and facilities.	☐ $	■ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger).	☐ $	☐ $
Repayment of indebtedness	☐ $	■ $
Working capital.	☐ $	■ $ 158,519*
Other(specify)	☐ $	■ $
Column Totals.	☐ $	■ $ 158,519*
Total Payments Listed (column totals added).	■ $ 158,519*	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
RNC Gold Inc.		**March 29 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Thomas W. Lough	**Vice President Finance**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

* Information relates only to the US portion of the offering. The rest of the offering is exempt pursuant to Regulation S under the Securities Act of 1933. All dollar amounts were converted into U.S. dollars using the noon foreign exchange rate published by the Federal Reserve Bank of New York as of the closing date ($1.00 U.S. = $1.2017CDN).

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?

Yes ____ No _X_

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the stateadministrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) **RNC Gold Inc.**	Signature	Date **March 29, 2005**
Name of Signer (Print or Type) **Thomas W. Lough**	Title of Signer (Print or Type) **Vice President Finance**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL		X	Common stock and Warrants ($7,489,390*)	1	$124,823*	NA	NA		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

* All dollar amounts were converted into U.S. dollars using the noon foreign exchange rate published by the Federal Reserve Bank of New York as of the closing date ($1.00 U.S. = $1.2017CDN).

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in State (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	Common stock and Warrants ($7,489,390*)	1	$49,929*	NA	NA		X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

* All dollar amounts were converted into U.S. dollars using the noon foreign exchange rate published by the Federal Reserve Bank of New York as of the closing date ($1.00 U.S. = $1.2017CDN).

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned RNC GOLD INC., a corporation organized under the laws of Canada, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Thomas W. Lough
(Name)
c/o RNC Gold Inc., 8 King St. E, Suite 208, Toronto, Ontario M5C 1B5
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	__FL	Dept. of Banking and Finance
___AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	__GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
___CA	Commissioner of Corporations	___ID	Director, Department of Finance
___CO	Securities Commissioner	___IL	Secretary of State
___CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	___KS	Secretary of State
___KY	Director, Division of Securities	___OH	Secretary of State
___LA	Commissioner of Securities	___OR	Director, Department of Insurance and Finance
___ME	Administrator, Securities Division	___OK	Securities Administrator

___MD Commissioner of the Division of Securities

___MA Secretary of State

___MI Commissioner, Office of Financial and Insurance Services

___MN Commissioner of Commerce

___MS Secretary of State

___MO Securities Commissioner

___MT State Auditor and Commissioner of Insurance

___NE Director of Banking and Finance

___NV Secretary of State

___NH Secretary of State

___NJ Chief, Securities Bureau

___NM Director, Securities Division

___NY Secretary of State

___NC Secretary of State

___ND Securities Commissioner

___PA Pennsylvania does not require filing of a Consent to Service of Process

___PR Commissioner of Financial Institutions

___RI Director of Business Regulation

___SC Securities Commissioner

___SD Director of the Division of Securities

___TN Commissioner of Commerce and Insurance

_X_TX Securities Commissioner

___UT Director, Division of Securities

___VT Commissioner of Banking, Insurance, Securities & Health Administration

___VA Clerk, State Corporation Commission

___WA Director of the Department of Licensing

___WV Commissioner of Securities

___WI Department of Financial Institutions, Division of Securities

___WY Secretary of State

Dated this 29th day of March , 2005
(SEAL)

RNC Gold Inc.

By ______________________
Thomas W. Lough, Vice President

CORPORATE ACKNOWLEDGMENT

Province ~~State~~ of Ontario)
~~County~~ of Canada) ss.
Dominion

On this 29th day of March, 2005, before me Lon M. Kirsh the undersigned officer, personally appeared Thomas W. Lough known personally to me to be the Vice President of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oath

My Commission Expires no expiry

(SEAL)